Operating Segments (Schedule of Fixed Assets, Net from Company's Operation) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of geographical areas [line items]
Fixed assets	€ 365,756	$ 390,077	€ 340,897	[1]
Israel [Member]
Disclosure of geographical areas [line items]
Fixed assets	102,518		78,928
Italy [Member]
Disclosure of geographical areas [line items]
Fixed assets	9,043		0
Spain [Member]
Disclosure of geographical areas [line items]
Fixed assets	227,492		233,729
Netherlands [Member]
Disclosure of geographical areas [line items]
Fixed assets	€ 26,703		€ 28,240

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.